Offerings - Offering: 1	Nov. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, Kura Oncology, Inc. 2023 Inducement Option Plan, as amended
Amount Registered | shares	750,000
Proposed Maximum Offering Price per Unit	10.31
Maximum Aggregate Offering Price	$ 7,732,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,067.86
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's Common Stock ("Common Stock") that become issuable under the Kura Oncology, Inc. 2023 Inducement Option Plan, as amended (the "Inducement Plan"), by reason of any stock dividend, stock split, recapitalization or other similar transaction. The "Amount Registered" represents shares of Common Stock that were added to the shares authorized for issuance under the Inducement Plan on October 15, 2025, pursuant to an amendment to the Inducement Plan approved by the Board of Directors of the Registrant without stockholder approval pursuant to Nasdaq Listing Rule 5635(c)(4). The "Proposed Maximum Offering Price Per Unit" and "Maximum Aggregate Offering Price" estimates are made pursuant to Rule 457(h)(1) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the Common Stock on October 31, 2025, as reported on the Nasdaq Global Select Market.